Financial Risk Management (Details) - Schedule of expected credit losses on trade receivables - Asset Class [Member] - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Financial Risk Management (Details) - Schedule of expected credit losses on trade receivables [Line Items]
Gross carrying amount trade receivables		$ 395,585
Gross carrying amount other receivables	$ 50,939,090	$ 35,572,982
Expected loss rate
Loss allowance provision
Carrying amount trade and other receivables (net of impairment)	50,939,090	35,968,567
0-30 days past due [Member]
Financial Risk Management (Details) - Schedule of expected credit losses on trade receivables [Line Items]
Gross carrying amount trade receivables
Gross carrying amount other receivables
Expected loss rate	0.00%	0.00%
Loss allowance provision
Carrying amount trade and other receivables (net of impairment)
31-90 days past due [Member]
Financial Risk Management (Details) - Schedule of expected credit losses on trade receivables [Line Items]
Gross carrying amount trade receivables
Gross carrying amount other receivables
Expected loss rate	0.00%	0.00%
Loss allowance provision
Carrying amount trade and other receivables (net of impairment)
91-182 days past due [Member]
Financial Risk Management (Details) - Schedule of expected credit losses on trade receivables [Line Items]
Gross carrying amount trade receivables
Gross carrying amount other receivables
Expected loss rate	0.00%	0.00%
Loss allowance provision
Carrying amount trade and other receivables (net of impairment)
183-365 days past due [Member]
Financial Risk Management (Details) - Schedule of expected credit losses on trade receivables [Line Items]
Gross carrying amount trade receivables
Gross carrying amount other receivables
Expected loss rate	0.00%	0.00%
Loss allowance provision
Carrying amount trade and other receivables (net of impairment)
366-730 days past due [Member]
Financial Risk Management (Details) - Schedule of expected credit losses on trade receivables [Line Items]
Gross carrying amount trade receivables
Gross carrying amount other receivables
Expected loss rate	0.00%	0.00%
Loss allowance provision
Carrying amount trade and other receivables (net of impairment)
More than 700 days past due [Member]
Financial Risk Management (Details) - Schedule of expected credit losses on trade receivables [Line Items]
Gross carrying amount trade receivables
Gross carrying amount other receivables
Expected loss rate	0.00%
Loss allowance provision
Carrying amount trade and other receivables (net of impairment)
Current [Member]
Financial Risk Management (Details) - Schedule of expected credit losses on trade receivables [Line Items]
Gross carrying amount trade receivables		395,585
Gross carrying amount other receivables	$ 50,939,090	$ 35,572,982
Expected loss rate	0.00%	0.00%
Loss allowance provision
Carrying amount trade and other receivables (net of impairment)	$ 50,939,090	35,968,567
More than 730 days past due [Member]
Financial Risk Management (Details) - Schedule of expected credit losses on trade receivables [Line Items]
Gross carrying amount trade receivables
Gross carrying amount other receivables
Expected loss rate		0.00%
Loss allowance provision
Carrying amount trade and other receivables (net of impairment)